Depreciation Expenses Using Straight-Line Method (Detail)		12 Months Ended
	Feb. 01, 2019	Dec. 31, 2020	Dec. 31, 2018
Land use right
Property, Plant and Equipment [Line Items]
Estimated useful lives		50 years
Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives	47 years		20 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives		20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives		50 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives		4 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives, description		shorter of lease term or 4 years
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives		4 years
Motor vehicle
Property, Plant and Equipment [Line Items]
Estimated useful lives		4 years